Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Registrant Name	ASPIRA WOMEN’S HEALTH INC.
Entity Central Index Key	0000926617
Entity Tax Identification Number	33-0595156
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12117 Bee Caves Road
Entity Address, Address Line Two	Building III
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	519-0400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	12117 Bee Caves Road
Entity Address, Address Line Two	Building III
Entity Address, Address Line Three	Suite 100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
Contact Personnel Name	Michael Buhle